OTHER INCOME - RELATED PARTY, RELATED PARTY RECEIVABLE AND PAYABLE (Q2) (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended		24 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Aug. 31, 2021
Administrative Services Arrangement [Abstract]
Related party payables	$ 262,000	$ 262,000		$ 262,000		$ 0		$ 0
Advances - Related Party [Abstract]
Aggregate principal amount	98,258,000	$ 98,258,000		$ 98,258,000		40,700,000		40,700,000
Convertible Promissory Note [Member]
Advances - Related Party [Abstract]
Aggregate principal amount						40,700,000	$ 38,200,000	40,700,000
Related Party [Member] | Mar-a-Lago Club LLC [Member]
Advances - Related Party [Abstract]
Payment to related party	$ 78,200
Related Party [Member] | Mar-a-Lago Club LLC [Member] | Minimum [Member]
Advances - Related Party [Abstract]
Ownership percentage	5.00%	5.00%		5.00%
Related Party [Member] | Consulting Services Agreement [Member] | Trishul, LLC [Member]
Administrative Services Arrangement [Abstract]
Related party payables	$ 0	$ 0		$ 0		0	20,000	0
Advances - Related Party [Abstract]
Payment to related party		8,300	$ 30,500	38,300	$ 70,500	131,700	50,000
Related Party [Member] | Consulting Services Agreement [Member] | Hudson Digital, LLC [Member]
Administrative Services Arrangement [Abstract]
Related party payables	0	0		0		0	0	0
Advances - Related Party [Abstract]
Payment to related party		60,000	$ 60,000	120,000	$ 120,000	$ 240,000	$ 240,000
Retention bonus									$ 600,000
Related Party [Member] | Consulting Services Agreement [Member] | Convertible Promissory Note [Member] | Hudson Digital, LLC [Member]
Advances - Related Party [Abstract]
Aggregate principal amount									$ 4,000,000
Digital World Acquisition Corp [Member] | Administrative Services Arrangement [Member]
Administrative Services Arrangement [Abstract]
Expenses per month				15,000
Digital World Acquisition Corp [Member] | Related Party [Member] | Administrative Services Arrangement [Member]
Administrative Services Arrangement [Abstract]
Related party payables	221,000	221,000		221,000
Digital World Acquisition Corp [Member] | Sponsor [Member]
Administrative Services Arrangement [Abstract]
Related party payables	$ 41,000	$ 41,000		$ 41,000
Advances - Related Party [Abstract]
Payments to vendor								470,800
Proceeds from related party								$ 41,000